Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Income (Loss) Per Share [Abstract]
Schedule of Number of Shares and Income (Loss)	Details of the number of shares and income (loss) used in the computation of income (loss) per share
	Year Ended December 31,
	2024		2023		2022
	Weighted Number of Shares	Income Attributed to equity holders of the Company	Weighted Number of Shares	Income Attributed to equity holders of the Company	Weighted Number of Shares	Income Attributed to equity holders of the Company
		U.S. Dollars in thousands		U.S. Dollars in thousands		U.S. Dollars in thousands
For the computation of basic income (loss)	57,487,248	14,462	48,830,479	8,284	44,815,248	$(2,321)
Effect of potential dilutive ordinary shares	329,903		4,845,035		41,328	-

For the computation of diluted income (loss)	57,817,151	14,462	53,675,514	8,284	44,856,576	$(2,321)